CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended			147 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (3,430)		$ (3,918)	$ (47,508)	[1],[2]
Less - loss for the period from discontinued operations	0		0	164	[1],[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges	157		153	1,158	[1]
Severance pay, net	5		(23)	17	[1]
Accrued interest on loans	0		3	451	[1]
Amortization of discount on short-term loans	0		0	1,864	[1]
Change in fair value of options and warrants	0		0	(795)	[1]
Expenses related to shares and options granted to service providers	195		449	21,681	[1]
Stock-based compensation related to options granted to employees	560		1,135	7,381	[1]
Decrease (increase) in accounts receivable and prepaid expenses	(407)		105	(788)	[1]
Increase (decrease) in trade payables and convertible note	114		(63)	831	[1]
Increase (decrease) in other accounts payable and accrued expenses	(110)		(64)	1,287	[1]
Erosion of restricted cash	0		0	(6)	[1]
Net cash used in continuing operating activities	(2,916)		(2,223)	(14,263)	[1]
Net cash used in discontinued operating activities	0		0	(23)	[1]
Total net cash used in operating activities	(2,916)		(2,223)	(14,286)	[1]
Cash flows from investing activities:
Purchase of property and equipment	(90)		(48)	(1,223)	[1]
Restricted cash	0		0	6	[1]
Investment in short-term deposit	(2,769)		0	(2,769)	[1]
Investment in lease deposit	0		(16)	(17)	[1]
Net cash used in continuing investing activities	(2,859)		(64)	(4,003)	[1]
Net cash used in discontinued investing activities	0		0	(16)	[1]
Total net cash used in investing activities	(2,859)		(64)	(4,019)	[1]
Cash flows from financing activities:
Proceeds from issuance of Common stock, net	5,023		3,602	17,342	[1]
Proceeds from loans, notes and issuance of warrants, net			0	2,061	[1]
Credit from bank	0		0	0	[1]
Proceeds from exercise of warrants and options	146		515	777	[1]
Repayment of short-term loans	0		0	(601)	[1]
Net cash provided by continuing financing activities	5,169		4,117	19,579	[1]
Net cash provided by discontinued financing activities	0		0	43	[1]
Total net cash provided by financing activities	5,169		4,117	19,622	[1]
Increase (decrease) in cash and cash equivalents	(606)		1,830	1,317	[1]
Cash and cash equivalents at the beginning of the period	1,923		93	0	[1]
Cash and cash equivalents at end of the period	1,317	[1]	1,923	1,317	[1]
Non-cash financing activities:
Conversion of convertible loan and convertible note to shares Conversion of trade payable to Common Stock $ 84	0		140	0	[1]
Conversion of other accounts payable to Common Stock	0		(24)	0	[1]
Conversion of a trade payable to Common Stock	$ 0		$ 0	$ 0	[1]

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.
[2]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.